Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 83	$ 84	$ 82	$ 89
Increases as a result of positions taken in prior periods	1	3	2	1
Increases as a result of positions taken during the current period	0	0	2	0
Decreases as a result of positions taken in prior periods	0	0	(1)	(4)
Decreases due to settlements	0	0	(1)	(1)
Decreases as a result of a lapse of the applicable statute of limitations	0	(2)	(1)	(3)
Balance at the end of the period	$ 84	$ 85	$ 83	$ 82